Plant and equipment, net	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Plant and equipment, net

5. Plant and equipment, net

Plant and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
	USD	USD
Equipment	93,902	28,308
Motor vehicle	69,393	125,681
Furniture and fixture	9,176	9,176
Less: accumulated depreciation	(109,964)	(110,958)
Amount classified as non-current assets	62,507	52,207

Depreciation expenses of plant and equipment, net totaled USD30,786, USD18,557 and USD21,326 for the year ended March 31, 2025, 2024 and 2023, respectively.

During the year ended March 31, 2025, 2024 and 2023, no plant and equipment was impaired.

Included in plant and equipment, net were assets under finance leases of USD19,231, USD24,359 and USD25,456 as of March 31, 2025, 2024 and 2023, respectively. The amount of related depreciation expense related to assets under finance leases was USD5,128, USD6,232 and USD8,485 for the years ended March 31, 2025, 2024 and 2023, respectively.